Related parties (Details 4) (Bank, CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and due from banks	0	386
Interest-bearing deposits with banks	1,870	1,775
Trading assets	159	213
Net loans	6,770	7,894
Other assets	29	58
Total assets	8,828	10,326
Liabilities
Due to banks/customer deposits	2,503	1,915
Trading liabilities	14	209
Long-term debt	4,300	4,907
Other liabilities	200	206
Total liabilities	7,017	7,237
Related party revenues and expenses
Interest and dividend income	49	54	61
Interest expense	(81)	(117)	(195)
Net interest income	(32)	(63)	(134)
Commissions and fees	(20)	6	(50)
Other revenues	172	174	201
Net revenues	120	117	17
Total operating expenses	288	270	309
Related party guarantees
Guarantees	1	1
Credit guarantees and similar instruments
Related party guarantees
Guarantees	0	1
Performance guarantees and similar instruments
Related party guarantees
Guarantees	1	0